02029175

Form D

318-11130-94

SEC 1972 (6/99)	**Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

RECEIVED APR 0 5 2002 PROCESSING SECTION 263

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

PROCESSED
APR 23 2002
THOMSON FINANCIAL
P

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply):	[ ] Rule 504	[ ] Rule 505	[X] Rule 506	[X] Section 4(6)	[ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indiciate change.)

Global Protein Products

Address of Executive Offices (Including Area Code)	(Number and Street, City, State, Zip Code)	Telephone Number
97A Western Avenue	Waterville, Maine 04901	207-861-8175

Address of Principal Business Operations (Including Area Code) (if different from Executive Offices)	(Number and Street, City, State, Zip Code)	Telephone Number

Brief Description of Business: Developing and marketing products based on proprietary formulations of a certain biopolymer protein/polysaccharide complex.

Type of Business Organization		
[x] corporation	[ ] limited partnership, already formed	[ ] other (please specify):
[ ] business trust	[ ] limited partnership, to be formed	

	Month Year	
Actual or Estimated Date of Incorporation or Organization:	[0] 7] [9] 6]	[x] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [M] [E]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	[ ]	Promoter	[x]	Beneficial Owner	[x]	Executive Officer	[x]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Kierstead, Mark S.

Business or Residence Address (Number and Street, City, State, Zip Code)

97A Western Avenue, Waterville, Maine 04901

Check Box(es) that Apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[x]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Stevens, Alton

Business or Residence Address (Number and Street, City, State, Zip Code)

P.O. Box 708, Waterville, Maine 04901

Check Box(es) that Apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[x]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Tory, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)

RR#2, Box 4196, Canaan, Maine 04924

Check Box(es) that Apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[x]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Jewell, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)

RR#1 Box 13, Skowhegan, Maine 04976

Check Box(es) that Apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[x]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Irwin, John

Business or Residence Address (Number and Street, City, State, Zip Code)

244 Kennedy Memorial Drive, Waterville, Maine 04901

Check Box(es) that Apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[x]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Chassie, Barbara

Business or Residence Address (Number and Street, City, State, Zip Code)

P.O. Box 27, New Sharon, Maine 04955

Check Box(es) that Apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[x]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Sangree, Carl

Business or Residence Address (Number and Street, City, State, Zip Code)

120 Columbia Turnpike, Florham, NJ 07932

Check Box(es) that Apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[x]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Greene, David

Business or Residence Address (Number and Street, City, State, Zip Code)

120 Columbia Turnpike, Florham, NJ 07932

Check Box(es) that Apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[x]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Brown, Jean

Business or Residence Address (Number and Street, City, State, Zip Code)

56 Starbridge, Warwick, RI 02886

Check Box(es) that Apply:	[ ]	Promoter	[ ]	Beneficial Owner	[x]	Executive Officer	[ ]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Jabar, Anthony

Business or Residence Address (Number and Street, City, State, Zip Code)

97A Western Avenue, Waterville, Maine 04901

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........	[ ]	[x]
Answer also in Appendix, Column 2, if filing under ULOE.		
2. What is the minimum investment that will be accepted from any individual?......................	$n/a	
3. Does the offering permit joint ownership of a single unit?..	Yes [x]	No [ ]
4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.		

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)	[ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)	[ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.		
Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$____________	$____________
Equity	$_	$____________
[ ] Common [ ] Preferred		

Convertible Securities (including warrants)	$_172,000	$_172,000
Partnership Interests	$	$
Other (Specify________________________).	$	$
Total	$_172,000	$_172,000
Answer also in Appendix, Column 3, if filing under ULOE.		

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."		
	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	N/A	$
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$
Answer also in Appendix, Column 4, if filing under ULOE.		

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.		
Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known,

furnish an estimate and check the box to the left of the estimate.	

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$
Legal Fees	[x]	$ 3,000
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$
Other Expenses (identify) ______	[ ]	$
Total	[ ]	$
b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer."		$169,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.			
	Payments to Officers, Directors, & Affiliates	Payments To Others	
Salaries and fees	[ ] $	[ ] $	Purchase of real estate ....
Purchase, rental or leasing and installation of machinery and equipment	[ ] $	[ ] $	
Construction or leasing of plant buildings and facilities........	[ ] $	[ ] $	
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $	[ ] $	
Repayment of indebtedness	[ ]	[ ]	

....	$______	$______
Working capital	[ ] $______	[x] $169,000
Other (specify):____________________	[ ] $______	[ ] $______
____________________	[ ] $______	[ ] $______
Column Totals	[ ] $______	[x] $169,000
Total Payments Listed (column totals added)	[x] $169,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type) Global Protein Products	Signature [signature]	Date 4/5/05
Name of Signer (Print or Type) Mark S. Kierstead	Title of Signer (Print or Type) President	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?	Yes	No

provisions of such rule?	[ ]	[x]
..		

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer tooffereees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfie to be entitled to the Uniform limited Offering Exemption(ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Global Protein Products	[signature]	4/5/02
Name of Signer (Print or Type)	Title (Print or Type)	
Mark S. Kierstead	President	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell	3 Type of security and aggregate	4	5 Disqualification under State ULOE (if yes, attach

	to non-accredited investors in State (Part B-Item 1)		offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS		1	Convertable 172,000	1	35,000	0			x
KY									
LA									
ME		3	Convertable 172,000	3	137,000	0			x
MD									
MA									
MI									
MN									

MS								
MO								
MT								
NE								
NV								
NH								
NJ								
NM								
NY								
NC								
ND								
OH								
OK								
OR								
PA								
RI								
SC								
SD								
TN								
TX								
UT								
VT								
VA								
WA								
WV								
WI								
WY								
PR								

Form U-2

Form U-2 Uniform Consent to Service of Process

Know all men by these presents:

That the undersigned Global Protein Products (a corporation), organized under the laws of Maine for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Mark S. Kierstead, Global Protein Products

(Name)

97A Western Avenue, Waterville, Maine 04901

(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

___AL	Secretary of State	__FL	Dept. of Banking and Finance
___AK	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	__GA	Commissioner of Securities
___AZ	The Corporation Commission	___GUAM	Administrator, Department of Finance
___AR	The Securities Commissioner	___HI	Commissioner of Securities
__CA	Commissioner of Corporations	___ID	Director, Department of Finance
___CO	Securities Commissioner	___IL	Secretary of State
___CT	Banking Commissioner	___IN	Secretary of State
___DE	Securities Commissioner	___IA	Commissioner of Insurance
___DC	Dept. of Insurance & Securities Regulation	_x_KS	Secretary of State
___KY	Director, Division of Securities	___OH	Secretary of State
___LA	Commissioner of Securities	___OR	Director, Department of Insurance and Finance
_x__ME	Administrator, Securities Division	___OK	Securities Administrator
___MD	Commissioner of the Division of Securities	___PA	Pennsylvania does not require filing of a Consent to Service of Process
_ MA	Secretary of State	___PR	Commissioner of Financial Institutions
___MI	Commissioner, Office of Financial & Insurance Services	___RI	Director of Business Regulation

___MN	Commissioner of Commerce	___SC	Securities Commissioner
___MS	Secretary of State	___SD	Director of the Division of Securities
___MO	Securities Commissioner	___TN	Commissioner of Commerce and Insurance
___MT	State Auditor and Commissioner of Insurance	___TX	Securities Commissioner
___NE	Director of Banking and Finance	___UT	Director, Division of Securities
___NV	Secretary of State	___VT	Commissioner of Banking, Insurance, Securities & Health Administration
___NH	Secretary of State	___VA	Clerk, State Corporation Commission
___NJ	Chief, Securities Bureau	___WA	Director of the Department of Licensing
___NM	Director, Securities Division	___WV	Commissioner of Securities
___NY	Secretary of State	___WI	Commissioner of Securities
___NC	Secretary of State	___WY	Secretary of State
___ND	Securities Commissioner		

Dated this 4th day of April, 2002
(SEAL)

By Mark S. Kierstead
President
Title

CORPORATE ACKNOWLEDGMENT

State or Province of Maine)
County of Kennebec) ss.

On this 4th day of April, 2002, before me ___________________ the undersigned officer, personally appeared Mark S. Kierstead, known personally to me to be the President of the above named corporation and
(Title)
acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.
IN WITNESS WHEREOF I have hereunto set my hand and official seal.

Notary Public/Commissioner of Oath
My Commission Expires 2-7-09

(SEAL)

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State or Province of ___________)
County of ____________________) ss.

On this _______day of ______________, 20______, before me, _______________, the undersigned officer, personally appeared__________________________to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.
In WITNESS WHEREOF I have hereunto set my hand and official seal.

____
Notary Public/Commissioner of Oaths
My Commission Expires______________

(SEAL)